Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 2,980,926	$ 3,982,803
Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,980,926	3,982,803
Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	382,206	472,208
Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,058,422	938,762
Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,539,649	2,570,553
Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	649	195
Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value		1,085
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,536,430	23,753,318
Up to three months [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,290,374	11,979,567
Up to three months [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,669,985	7,882,839
Up to three months [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	412,815	246,599
Up to three months [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,191,726	3,828,930
Up to three months [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,848	13,402
Up to three months [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		7,797
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,672,167	18,910,724
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,581,032	9,741,905
3 months to 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,644,462	2,358,854
3 months to 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,130,342	932,372
3 months to 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,785,761	6,424,682
3 months to 1 year [member] | Derivative financial instruments [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,467	15,483
3 months to 1 year [member] | Derivative financial instruments [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		10,514
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,952,562	70,915,083
More than 1 year [member] | Derivative financial instruments [member]
Disclosure of detailed information about hedged items [line items]
Notional value	34,830,768	35,094,355
More than 1 year [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	576,171	417,178
More than 1 year [member] | Derivative financial instruments [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,158,362	8,656,771
More than 1 year [member] | Derivative financial instruments [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 26,096,235	$ 26,020,406